Employee benefits - Summary of Breakdown of Employee Benefits (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Total employee benefits	€ 34,945	€ 29,645
Italian leaving indemnities (TFR)
Disclosure of defined benefit plans [line items]
Total employee benefits	10,224	10,507
Other leaving indemnities
Disclosure of defined benefit plans [line items]
Total employee benefits	11,727	10,392
Post-employment benefits
Disclosure of defined benefit plans [line items]
Total employee benefits	7,866	7,247
Other long-term employee benefits
Disclosure of defined benefit plans [line items]
Total employee benefits	953	1,165
Termination benefits
Disclosure of defined benefit plans [line items]
Total employee benefits	783	334
Total defined benefit obligations
Disclosure of defined benefit plans [line items]
Total employee benefits	31,553	29,645
Other long-term payables to employees
Disclosure of defined benefit plans [line items]
Total employee benefits	€ 3,392	€ 0